Shareholders' capital - Additional Information (Detail) (CAD) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		3 Months Ended		0 Months Ended		1 Months Ended		0 Months Ended
	Apr. 23, 2013 Right	Dec. 31, 2014	Dec. 31, 2013	Mar. 27, 2015	Jun. 30, 2014	Nov. 09, 2012	Mar. 05, 2014	Dec. 31, 2014	Sep. 30, 2014	Dec. 29, 2014	Mar. 26, 2013	Feb. 14, 2013	Jan. 01, 2013
Stockholders Equity Note [Line Items]
Rights plan initial term	3 years
Number of voting rights per share	1
Discount rate on share purchases	50.00%
Common shares issued		29,444,000	0
Common shares issued upon conversion of debt		0	15,223,016
Proceeds from subscription receipts		110,503	0
Discount rate on share purchases under dividend reinvestment plan		5.00%
Total share-based compensation expense		3,248	2,046
Death Benefits
Stockholders Equity Note [Line Items]
Stock options exercised period		1 year
Resignation or Termination
Stockholders Equity Note [Line Items]
Stock options exercised period		30 days
Maximum | Retirement
Stockholders Equity Note [Line Items]
Stock options exercised period		90 days
Minimum
Stockholders Equity Note [Line Items]
Percentage of outstanding stock to be purchased to acquire discount	20.00%
Subsequent Event
Stockholders Equity Note [Line Items]
Additional shares issued under dividend reinvestment plan				706,680
Employee Stock Option
Stockholders Equity Note [Line Items]
Total share-based compensation expense		1,931	1,687
Unrecognized compensation costs, non-vested options		2,084						2,084
Unrecognized compensation costs, non-vested options, period of recognition		1 year 8 months 16 days
Stock Option Plans | Maximum
Stockholders Equity Note [Line Items]
Percentage of shares reserves under plan		10.00%
Performance Share Units
Stockholders Equity Note [Line Items]
Performance share units granting period		3 years
Percentage of shares issued on number of PSU grants, minimum		0.00%
Percentage of shares issued on number of PSU grants, maximum		184.00%
Vested shares settled					22,665
Cash used to settle awards					162
Maximum common shares issuable to settle award					500,000
Employee share purchase
Stockholders Equity Note [Line Items]
Total share-based compensation expense		116	75
Vesting period of matching contribution shares		1 year
Maximum aggregate number of shares reserved for issuance from treasury		2,000,000						2,000,000
Common stock, shares issued		93,598	85,410					93,598
Deferred Share Units
Stockholders Equity Note [Line Items]
Shares issued during period		110,241	74,786
Performance share units
Stockholders Equity Note [Line Items]
Total share-based compensation expense		928	129
Unrecognized compensation costs, non-vested awards		2,380						2,380
Unrecognized compensation costs, non-vested options, period of recognition		1 year 7 months 10 days
Percent of performance goals achieved		100.00%
Series 3
Stockholders Equity Note [Line Items]
Principal amount of debt converted			960
Common shares issued upon conversion of debt			150,816
Series A Preferred Stock
Stockholders Equity Note [Line Items]
Shares issued, price per share (CAD per share)						25
Stock issuance cost						4,700
Stock issuance costs, net of tax						3,454
Preferred stock issued, shares						4,800,000
Share proceeds before issuance cost						120,000
Fixed cumulative annual dividend per share		1.125						1.125
Preferred shares, annual dividend rate		4.50%
Initial yield period		6 years
Subsequent yield period		5 years
Preferred stock redemption price per share (in dollars per share)		25						25
Series C Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock redemption price per share (in dollars per share)													53,400
Redeemable preferred stock issued, shares													100
Series D Preferred Stock
Stockholders Equity Note [Line Items]
Shares issued, price per share (CAD per share)							25
Stock issuance cost							3,729
Stock issuance costs, net of tax							2,741
Preferred stock issued, shares							4,000,000
Share proceeds before issuance cost							100,000
Fixed cumulative annual dividend per share							1.25
Preferred shares, annual dividend rate							5.00%
Initial yield period							5 years
Subsequent yield period							5 years
Preferred stock redemption price per share (in dollars per share)							25
Common Shares
Stockholders Equity Note [Line Items]
Common shares issued								10,055,000	19,389,000
Shares issued, price per share (CAD per share)		9.95						9.95	8.90
Stock issuance cost								4,243	7,648
Stock issuance costs, net of tax								3,021	5,719
Cash proceeds from issuance of shares								100,047	172,562
Government of Canada Bond Yield | Series A Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate		2.94%
Government of Canada Bond Yield | Series D Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate							3.28%
Government of Canada Treasury Bill Yield | Series B Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate		2.94%
Government of Canada Treasury Bill Yield | Series E Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate							3.28%
Emera | Subscription Receipts | Park Water Company
Stockholders Equity Note [Line Items]
Common shares issued										3,316,583
Shares issued, price per share (CAD per share)										9.95
Proceeds from subscription receipts										33,000
Emera | Subscription Receipts | Peach State Gas System
Stockholders Equity Note [Line Items]
Common shares issued											3,960,000
Shares issued, price per share (CAD per share)											7.40
Cash proceeds from issuance of shares											29,304
Emera | Subscription Receipts | Senate and Minonk
Stockholders Equity Note [Line Items]
Common shares issued												11,263,016
Shares subscribed but unissued												11,263,016
Emera | Interest in Odell Wind Project | Subscription Receipts
Stockholders Equity Note [Line Items]
Common shares issued										8,708,170
Shares issued, price per share (CAD per share)										8.90
Proceeds from subscription receipts										77,503
Range One | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent		20.00%
Range Two | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent		10.00%
Range Three | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent		15.00%